SUBSEQUENT EVENTS (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended						0 Months Ended	12 Months Ended				12 Months Ended						0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended		0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Call option USD ($)	Dec. 31, 2012 Call option USD ($)	Dec. 31, 2013 Interest rate swaption USD ($)	Nov. 18, 2011 JMOOP USD ($)	Dec. 31, 2013 JMOOP USD ($)	Dec. 31, 2012 JMOOP USD ($)	Dec. 31, 2013 SoFi USD ($)	Dec. 31, 2012 SoFi USD ($)	Dec. 31, 2013 Equity securities USD ($)	Dec. 31, 2012 Equity securities USD ($)	Dec. 31, 2011 Equity securities USD ($)	Dec. 31, 2013 Corporate bonds USD ($)	Dec. 31, 2012 Corporate bonds USD ($)	Dec. 31, 2011 Corporate bonds USD ($)	Jan. 02, 2014 Subsequent event Call option USD ($)	Jan. 02, 2014 Subsequent event Interest rate swaption USD ($)	Jan. 31, 2014 Subsequent event JMOOP USD ($)	Jan. 22, 2014 Subsequent event Nuomi Inc USD ($)	Mar. 31, 2014 Subsequent event SoFi Series D preferred share USD ($)	Mar. 24, 2014 Subsequent event SoFi Series D preferred share	Mar. 14, 2014 Subsequent event Loadstar Lianhe JPY (¥)	Mar. 31, 2014 Subsequent event Loadstar Lianhe JPY (¥)	Mar. 14, 2014 Subsequent event Loadstar Lianhe Maximum	Apr. 14, 2014 Subsequent event Rise Corp Preferred Series A Shares Lianhe USD ($)	Jan. 02, 2014 Subsequent event Equity securities USD ($)	Jan. 02, 2014 Subsequent event Corporate bonds USD ($)
Subsequent Events
Cash consideration paid for additional investment	$ 20,000	$ 55,155	$ 46,599				$ 20,000	$ 20,000												$ 40,000		$ 20,789			¥ 210,000		$ 17,183
Equity stake sold (as a percent)																					31.61%
Consideration received																					68,066
Final dividend received								19,158													55,000
Total premium received/ cost	(1,999)					(1,999)
Number of shares purchased																						6,020,695					7,856,395
Equity interest acquired (as a percent)																							25.96%		33.33%	49.88%	35.01%
Total consideration to acquire investments	97,015	95,603						48,119	17,987	44,673	47,776													969,200
Purchase period from March 14, 2014																								12 months
Available-for-sale:
Gross Purchase Cost	142,324	116,833										77,506	54,557		64,818	62,276												100,104
Sales of investments, Proceeds																												315,523	57,795
Sales of investments, Costs	63,190	78,116	35,580									25,950	6,229	21,506	37,240	71,887	14,074											161,792	57,712
Proceeds received	119,917	81,136	86,491	959	1,297							81,456	6,097	72,390	37,502	73,742	14,101											153,731	83
Derivative financial instrument
Gross Purchase Cost																		61,670	32,011
Sales of investments, Proceeds	959	1,297																55,554
Sales of investments, Costs																		61,670
Gains (losses)																		$ (6,116)